EQUITY - Share Capital (Details) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 £ / shares
Allotted, issued and fully paid
Balance at beginning of period	$ 5,259,000,000	$ 5,568,000,000	$ 5,279,000,000
Balance at end of period	$ 5,217,000,000	$ 5,259,000,000	$ 5,568,000,000
Ordinary Shares
Share capital
Par value per share | $ / shares	$ 0.20
Number of shares authorised | shares	1,223,591	1,223,591	1,223,591
Value of shares authorized	$ 245,000,000	$ 245,000,000	$ 245,000,000
Allotted, issued and fully paid
Number of shares - Beginning balance | shares	877,650	885,191	884,885
Share options (in shares) | shares	23	229	306
Shares cancelled (in shares) | shares		(7,770)
Number of shares - Ending balance | shares	877,673	877,650	885,191
Balance at beginning of period	$ 175,000,000	$ 177,000,000	$ 177,000,000
Shares cancelled		(2,000,000)
Balance at end of period	$ 175,000,000	$ 175,000,000	$ 177,000,000
Deferred Shares
Share capital
Par value per share | £ / shares				£ 1.00
Number of shares authorised | shares	50	50	50
Allotted, issued and fully paid
Number of shares - Beginning balance | shares	50	50	50
Number of shares - Ending balance | shares	50	50	50
Further distribution to each share of any class other than deferred shares in case of winding up	$ 1,000
Share capital
Share capital
Value of shares authorized	245,000,000	$ 245,000,000	$ 245,000,000
Allotted, issued and fully paid
Balance at beginning of period	175,000,000	177,000,000	177,000,000
Shares cancelled		(2,000,000)
Balance at end of period	$ 175,000,000	$ 175,000,000	$ 177,000,000